Other Income, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Interest income	$ 10	$ 14	$ 17
Loss on extinguishment of debt	(34)	(39)	(1)
Costs associated with acquisitions	(6)	0	(13)
Gain on insurance recovery	14
Other, net	8	7	2
Other income, net	$ (8)	$ (18)	$ 5